Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information
26.	Segment Information

Reportable segments are those that are based on the Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s segments are strategic business units that offer different entertainment services and products. On January 31, 2022, the Content business and other related net assets were disposed of by the Group in conjunction with the TelevisaUnivision Transaction. Beginning in the first quarter of 2022, the Group’s operating results of its former Content business through January 31, 2022, are classified as discontinued operations, including the corresponding information for earlier period (see Notes 3 and 28). Through December 31, 2022, the Group’s reportable segments were as follows:

Cable

The Cable segment includes the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico, as well as the operation of telecommunication facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States (Bestel).

The cable multiple system businesses derive revenues from cable subscribers, principally from basic and premium television services subscription, pay-per-view fees, installation fees, internet services subscription, telephone and mobile services subscription as well as from local and national advertising sales.

The telecommunication facilities business derives revenues from providing data and long-distance services solutions to carriers and other telecommunications service providers through its fiber-optic network.

Sky

The Sky segment includes DTH broadcast satellite pay television services in Mexico, Central America and the Dominican Republic. Sky revenues are primarily derived from program services, installation fees,  equipment rental to subscribers, and national advertising sales.

Other Businesses

The Other Businesses segment included the Group’s domestic operations in sports and show business promotion, soccer, publishing distribution, gaming, and transmission concessions and facilities.

Through December 31, 2021, the Other Businesses segment included the Group’s feature-film production and distribution, domestic operations in sports and show business promotion, soccer, publishing and publishing distribution, and gaming. On January 31, 2022, the feature-film production and distribution business was disposed of by the Group in conjunction with the TelevisaUnivision Transaction. Beginning in the first quarter of 2022, the Group’s operating results of the feature-film production and distribution business through January 31, 2022, are classified as discontinued operations, including the corresponding information for earlier periods (see Notes 3 and 28).

The table below presents information by segment and a reconciliation to consolidated total of continuing operations for the years ended December 31, 2022, 2021 and 2020:

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2022:
Cable	Ps.	48,411,776	Ps.	151,403	Ps.	48,260,373	Ps.	19,902,785
Sky		20,339,038		3,804		20,335,234		6,416,270
Other Businesses		7,338,790		407,788		6,931,002		1,691,041
Segment totals		76,089,604		562,995		75,526,609		28,010,096
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(1,538,085)
Intersegment operations		(562,995)		(562,995)		—		(120,424)
Depreciation and amortization expense		—		—		—		(21,117,432)
Consolidated revenues and operating income before other expense		75,526,609		—		75,526,609		5,234,155	(1)
Other expense, net		—		—		—		(815,565)
Consolidated revenues and operating income	Ps.	75,526,609	Ps.	—	Ps.	75,526,609	Ps.	4,418,590	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2021:
Cable	Ps.	48,020,929	Ps.	54,919	Ps.	47,966,010	Ps.	20,285,023
Sky		22,026,616		1,858		22,024,758		8,504,169
Other Businesses		4,388,141		463,477		3,924,664		589,745
Segment totals		74,435,686		520,254		73,915,432		29,378,937
Reconciliation to consolidated amounts:
Corporate expenses		—		—		—		(2,351,342)
Intersegment operations		(520,254)		(520,254)		—		(1,608)
Depreciation and amortization expense		—		—		—		(20,053,302)
Consolidated revenues and operating income before other income		73,915,432		—		73,915,432		6,972,685	(1)
Other income, net		—		—		—		3,716,237
Consolidated revenues and operating income	Ps.	73,915,432	Ps.	—	Ps.	73,915,432	Ps.	10,688,922	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2020:
Cable	Ps.	45,367,108	Ps.	59,071	Ps.	45,308,037	Ps.	18,898,301
Sky		22,134,701		225		22,134,476		9,135,346
Other Businesses		3,480,932		466,490		3,014,442		(52,971)
Segment totals		70,982,741		525,786		70,456,955		27,980,676
Reconciliation to consolidated amounts:
Disposed operations (3)		223,272		—		223,272		(3,991)
Corporate expenses		—		—		—		(2,223,616)
Intersegment expenses		(525,786)		(525,786)		—		(1,555)
Depreciation and amortization expense		—		—		—		(19,921,984)
Consolidated revenues and operating income before other income		70,680,227		—		70,680,227		5,829,530	(1)
Other income, net		—		—		—		628,622
Consolidated revenues and operating income	Ps.	70,680,227	Ps.	—	Ps.	70,680,227	Ps.	6,458,152	(2)

(1)	This amount represents income before other income or expense, net.
(2)	This amount represents consolidated operating income.
(3)	Through the third quarter of 2019, the former Radio operations the Group were reported as part of the Group’s Other Businesses segment. In 2020, the Radio operations were classified as disposed operations of the Group for comparison purposes.

Accounting Policies

The accounting policies of the segments are the same as those described in the Group’s summary of significant accounting policies (see Note 2). The Group evaluates the performance of its segments and allocates resources to them based on operating income before depreciation and amortization.

Intersegment Revenue

Intersegment revenue consists of revenues derived from each of the segments principal activities as provided to other segments.

The Group accounts for intersegment revenues as if the revenues were from third parties, that is, at current market prices.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s LTRP, as well as other general expenses that, because of their nature and characteristics, are not subject to be allocated within the Group’s business segments.

The table below presents segment information about assets, liabilities, and additions to property, plant and equipment as of and for the years ended December 31, 2022, 2021 and 2020:

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2022:
Continuing operations:
Cable	Ps.	121,786,224	Ps.	23,278,943	Ps.	13,011,456
Sky		24,590,186		9,570,547		3,891,684
Other Businesses		16,285,203		3,779,852		273,881
Corporate asset		—		—		68,750
Disposed operations		—		—		69,616
Total	Ps.	162,661,613	Ps.	36,629,342	Ps.	17,315,387

2021:
Continuing operations:
Cable	Ps.	119,102,077	Ps.	24,449,798	Ps.	17,339,270
Sky		25,615,006		10,745,984		4,949,039
Content		93,463,141		37,286,277		909,164
Other Businesses		8,744,886		3,203,932		70,374
Total	Ps.	246,925,110	Ps.	75,685,991	Ps.	23,267,847

2020:
Continuing operations:
Cable	Ps.	112,478,015	Ps.	22,295,808	Ps.	14,182,848
Sky		26,423,707		10,696,397		5,361,494
Content		80,237,558		27,427,941		479,731
Other Businesses		8,177,183		3,936,289		107,665
Total	Ps.	227,316,463	Ps.	64,356,435	Ps.	20,131,738

Segment assets reconcile to total assets as of December 31, 2022 and 2021, as follows:

	2022		2021
Segment assets	Ps.	162,661,613	Ps.	246,925,110
Investments attributable to:
Cable		750,169		614,146
Content		—		31,920,796
Other Businesses(1)		3,643,916		245,372
TelevisaUnivision		49,446,349		—
Goodwill attributable to:
Cable		13,794,684		13,794,684
Content		—		241,973
Other Businesses(1)		110,314		—
Other assets		68,700,486		—
Total assets	Ps.	299,107,531	Ps.	293,742,081

(1)	Includes investments and goodwill that through January 31, 2022 were part of the Group’s former Content business.

Equity method gain (loss) recognized in income for the years ended December 31, 2022, 2021 and 2020 attributable to equity investments in Cable, was Ps.38,833, Ps.161,468 and Ps.(7,826), respectively.

Equity method (loss) gain recognized in income for the years ended December 31, 2022, 2021 and 2020 attributable to equity investments in TelevisaUnivision, was Ps.(7,418,536), Ps.3,560,248 and Ps.(5,456,386), respectively. Through January 31, 2022 were part of the Group’s former Content business.

Equity method gain (loss) recognized in income for the years ended December 31, 2022, 2021 and 2020 attributable to equity investments in Other Businesses, was Ps.1,454, Ps.(49,839) and Ps.(275,456), respectively.

Segment liabilities reconcile to total liabilities as of December 31, 2022 and 2021, as follows:

	2022		2021
Segment liabilities	Ps.	36,629,342	Ps.	75,685,991
Debt not allocated to segments		101,590,649		121,532,026
Other liabilities		16,757,635		—
Total liabilities	Ps.	154,977,626	Ps.	197,218,017

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Revenues		Year-End		Equipment
2022:
Mexico	Ps.	73,845,741	Ps.	149,520,957	Ps.	17,102,445
Other countries (1)		1,680,868		13,140,656		212,942
	Ps.	75,526,609	Ps.	162,661,613	Ps.	17,315,387
2021:
Mexico	Ps.	72,076,755	Ps.	230,559,883	Ps.	22,859,403
Other countries (1)		1,838,677		16,365,227		408,444
	Ps.	73,915,432	Ps.	246,925,110	Ps.	23,267,847
2020:
Mexico	Ps.	68,638,166	Ps.	215,395,954	Ps.	19,707,436
Other countries (1)		2,042,061		11,920,509		424,302
	Ps.	70,680,227	Ps.	227,316,463	Ps.	20,131,738

(1)	The United States is the largest country from which revenue is derived.

Revenues are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues of continuing operations for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2022, 2021 and 2020:

	Domestic		Export		Abroad		Total
2022:
Cable:
Digital TV Service (a)	Ps.	16,054,150	Ps.	—	Ps.	—	Ps.	16,054,150
Advertising		2,073,346		—		—		2,073,346
Broadband Services (a)		19,197,699		—		—		19,197,699
Telephony (a)		5,259,768		—		—		5,259,768
Other Services		627,303		—		—		627,303
Enterprise Operations		4,940,564		—		258,946		5,199,510

Sky:
DTH Broadcast Satellite TV (a)		17,970,812		—		1,101,419		19,072,231
Advertising		1,183,495		—		—		1,183,495
Pay-Per-View		71,003		—		12,309		83,312

Other Businesses:
Gaming		2,493,534		—		—		2,493,534
Soccer, Sports and Show Business Promotion		2,189,093		308,194		—		2,497,287
Publishing - Magazines		275,755		—		—		275,755
Publishing - Advertising		152,820		—		—		152,820
Publishing Distribution		261,077		—		—		261,077
Transmission Concessions Rights and Facilities of production		1,658,317		—		—		1,658,317
Segment totals		74,408,736		308,194		1,372,674		76,089,604
Intersegment eliminations		(562,995)		—		—		(562,995)
Consolidated total revenues	Ps.	73,845,741	Ps.	308,194	Ps.	1,372,674	Ps.	75,526,609

	Domestic		Export		Abroad		Total
2021:
Cable:
Digital TV Service (a)	Ps.	15,883,520	Ps.	—	Ps.	—	Ps.	15,883,520
Advertising		1,971,853		—		—		1,971,853
Broadband Services (a)		18,648,098		—		—		18,648,098
Telephony (a)		4,977,671		—		—		4,977,671
Other Services		598,890		—		—		598,890
Enterprise Operations		5,699,425		—		241,472		5,940,897

Sky:
DTH Broadcast Satellite TV (a)		19,210,652		—		1,514,377		20,725,029
Advertising		1,233,537		—		—		1,233,537
Pay-Per-View		56,883		—		11,167		68,050

Other Businesses:
Gaming		1,673,911		—		—		1,673,911
Soccer, Sports and Show Business Promotion		1,658,928		71,661		—		1,730,589
Publishing - Magazines		341,159		—		—		341,159
Publishing - Advertising		143,622		—		—		143,622
Publishing Distribution		286,454		—		—		286,454
Transmission Concessions Rights and Facilities of production		212,406		—		—		212,406
Segment totals		72,597,009		71,661		1,767,016		74,435,686
Intersegment eliminations		(520,254)		—		—		(520,254)
Consolidated total revenues	Ps.	72,076,755	Ps.	71,661	Ps.	1,767,016	Ps.	73,915,432

	Domestic		Export		Abroad		Total
2020:
Cable:
Digital TV Service (a)	Ps.	16,549,458	Ps.	—	Ps.	—	Ps.	16,549,458
Advertising		1,633,201		—		—		1,633,201
Broadband Services (a)		16,540,687		—		—		16,540,687
Telephony (a)		4,382,964		—		—		4,382,964
Other Services		702,023		—		—		702,023
Enterprise Operations		5,245,443		—		313,332		5,558,775

Sky:
DTH Broadcast Satellite TV (a)		19,398,285		—		1,569,999		20,968,284
Advertising		1,112,662		—		—		1,112,662
Pay-Per-View		42,291		—		11,464		53,755

Other Businesses:
Gaming		959,985		—		—		959,985
Soccer, Sports and Show Business Promotion		1,382,708		146,324		—		1,529,032
Publishing - Magazines		269,768		—		942		270,710
Publishing - Advertising		173,645		—		—		173,645
Publishing Distribution		309,673		—		—		309,673
Transmission Concessions Rights and Facilities of production		237,887		—		—		237,887
Segment totals		68,940,680		146,324		1,895,737		70,982,741
Disposed operations: Radio - Advertising (see Note 3)		223,272		—		—		223,272
Intersegment eliminations		(525,786)		—		—		(525,786)
Consolidated total revenues	Ps.	68,638,166	Ps.	146,324	Ps.	1,895,737	Ps.	70,680,227

(a)	Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.5,899,902, Ps.5,678,042 and Ps.5,514,984, for the years ended December 31, 2022, 2021 and 2020, respectively. DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.7,783,254, Ps.9,338,664 and Ps.9,212,317, for the years ended December 31, 2022, 2021 and 2020 respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property, plant and equipment and is leased to subscribers through operating lease contracts.

Revenues from external customers for the years ended December 31, 2022, 2021 and 2020 are presented by sale source, as follows:

	2022		2021		2020
Services	Ps.	59,788,397	Ps.	57,331,417	Ps.	54,397,074
Royalties		1,187,135		689,870		669,294
Goods		683,740		775,318		805,690
Leases (1)		13,867,337		15,118,827		14,808,169
Total	Ps.	75,526,609	Ps.	73,915,432	Ps.	70,680,227

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Cable and Sky segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.